Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Abstract]
Other receivables after provision for impairments	$ 2,265	$ 2,644
Provisions for impairments deducted from trade and other receivables	$ 881	$ 822